Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Manufactured products	$ 428	$ 446
Manufactured products	376	412
Logs and other raw materials	228	203
Inventory	$ 1,032	$ 1,061